Legg Mason Partners Variable Portfolios I, Inc.

(formerly Salomon Brothers Variable Series Funds Inc)

125 Broad Street

New York, NY 10004

May 4, 2006

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Attention: Filing Desk

Re:	Legg Mason Partners Variable Portfolios I, Inc.
(formerly Salomon Brothers Variable Series Funds Inc) (the “Company”)
File Nos. 333-38045 and 811-08443

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), please accept this letter as certification that the definitive form of the Company’s prospectuses that would have been filed in accordance with Rule 497(c) under the Securities Act do not differ from those contained in Post-Effective Amendment No. 14, the most recent amendment to the Company’s Registration Statement on Form N-1A, the text of which was filed electronically with the Securities and Exchange Commission on April 27, 2006, and which became effective on April 30, 2006.

Any questions or communications concerning this filing should be directed to Sarah Cogan at 212-455-3575 or Patricia Meyer at 212-455-2387 of Simpson Thacher & Bartlett LLP or Marc De Oliveira, Assistant Secretary of the Company, at 203-890-7028.

Yours sincerely,

/s/ MARC DE OLIVEIRA

Marc De Oliveira

Assistant Secretary